Intangible Assets (Tables)	12 Months Ended
Sep. 25, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of estimated weighted average useful of the identified intangible assets	The estimated weighted average useful life of the identified intangible assets are as follows:

Estimated Weighted Average Useful Life
Customer relationships	10 years
Trademarks	3 years

Schedule of company's intangible assets	The following table presents the Company’s intangible assets as of the dates indicated (in thousands):

	Year Ended
	September 25, 2021			September 26, 2020
	Intangibles, gross	Accumulated amortization	Intangibles, net	Intangibles, gross	Accumulated amortization	Intangibles, net
Customer relationships	$4,656	$(3,492)	$1,164	$4,400	$(2,860)	$1,540
Trademarks	782	(782)	—	739	(739)	—

Intangible assets	$5,438	$(4,274)	$1,164	$5,139	$(3,599)	$1,540

Schedule of estimated future annual pre-tax amortization expense of definite-lived intangible assets
The following table presents the estimated future annual
pre-tax
amortization expense of definite-lived intangible assets as of the date indicated (in thousands):

Total
Fiscal year 2022	$466
Fiscal year 2023	466
Fiscal year 2024	232

Total	$1,164